Basic and diluted earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net income attributable to Vale's shareholders
Net income from continuing operations	$ 892	$ 4,093	$ 2,729	$ 8,549
Net income from discontinued operations		2,058		2,060
Net income	$ 892	$ 6,151	$ 2,729	$ 10,609
Thousands of shares
Weighted average number of common shares outstanding	4,396,778	4,668,739	4,424,788	4,737,806
Weighted average number of common shares outstanding and potential ordinary shares	4,400,609	4,673,377	4,428,619	4,742,444
Ordinary shares [member]
Thousands of shares
Basic earnings (loss) per share from continuing operations	$ 0.20	$ 0.88	$ 0.62	$ 1.80
Diluted earnings (loss) per share from continuing operations	0.20	0.88	0.62	1.80
Basic earnings (loss) per share from discontinued operations		0.44		0.43
Diluted earnings (loss) per share from discontinued operations		0.44		0.43
Common share, Basic	0.20	1.32	0.62	2.24
Common share, Diluted	$ 0.20	$ 1.32	$ 0.62	$ 2.24